U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
             ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.     Name and address of issuer

       WisdomTree Trust
       48 Wall Street, Suite 1100
       New York, NY 10005


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [x]

3.     Investment Company Act File Number: 811-21864

       Securities Act File Number: 333-132380

4.     (a)  Last day of fiscal year for which this Form is filed: 3/31/07

       (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

       (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.     Calculation of registration fee:

       (i)    Aggregate  sale price of securities  sold
              during  the  fiscal   year   pursuant  to
              section 24(f):                                $ 3,192,862,390

       (ii)   Aggregate price of securities redeemed or
              repurchased  during  the fiscal  year:        $ 309,640,480

       (iii)  Aggregate price of securities redeemed or
              repurchased  during any PRIOR fiscal year
              ending no earlier  than  October 11, 1995
              that were not  previously  used to reduce
              registration    fees   payable   to   the
              Commission:                                   $0

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       (iv)   Total available  redemption  credits [add
              items 5(ii) and 5(iii)]:                      $ 309,640,480

       (v)    Net sales -- if item 5(i) is greater than
              Item 5(iv) [subtract Item 5(iv) from Item
              5(I)]:                                        $ 2,883,221,910

       (vi)   Redemption  credits  available for use in
              future years -- if Item 5(i) is less than
              Item 5(iv) [subtract Item 5(iv) from Item
              5(i)]:                                        $0

       (vii)  Multiplier  for  determining registration
              fee (See Instruction C.9):                    x 0.0000307

       (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is
              due):                                         = $ 88,514.91

6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $0.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

8. Total of the amount of the registration fee due plus any interest due [Item 5(viii) plus Item 7]: = $88,514.91.

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                      June 28, 2007
                                      CIK: 0001350487


       Method of Delivery:

                                      [X] Wire Transfer
                                      [ ] Mail or other means


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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:      (Signature and Title)*

         /s/  Jonathan L. Steinberg
         -----------------------------
         Jonathan L. Steinberg
         President


By:      (Signature and Title)*

         /s/  Marc J. Ruskin
         -----------------------------
         Marc J. Ruskin
         Treasurer


Date:  June 28, 2007

*Please print the name and title of the signing officer below the signature.

**Please note that the fee for this filing was wired on June 28, 2007 and collected with the Form 24f-2 filing on June 28, 2007, accession number
__________________.


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